Deposits - Additional Information (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits Disclosure [Line Items]
Time Deposits		$ 1,453,695,000
Domestic
Deposits Disclosure [Line Items]
Time deposits $250,000 and over	$ 371,300,000	318,800,000	$ 299,400,000
Foreign
Deposits Disclosure [Line Items]
Time Deposits	$ 0	$ 0	$ 0